Financial Instrument - Risk Management and Fair Value - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 158,732	$ 156,158	$ 238,792	$ 331,687
Short-term investments	692,403	566,200	705,108
Account receivable	131,920	117,231
Long-term investments	134,347	138,846	$ 65,953
Debt	1,055,421	1,287,248
Account payable	133,418	139,635
Financial Assets at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	158,732	156,158
Short-term investments	692,403	566,200
Account receivable	131,920	117,231
Long-term investments	155,051	138,349
Financial Liabilities at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Debt	1,063,617	1,147,248
Account payable	$ 133,418	$ 139,635